Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events
21. Subsequent Events
After the outbreak of Coronavirus Disease 2019 (“COVID-19 outbreak”) in early 2020, a series of precautionary and control measures have been and continued to be implemented across the country. The Group prioritizes the health and safety of its employees, and has taken various preventative and quarantine measures across the Group soon after the outbreak. The Group will pay close attention to the development of the COVID-19 outbreak and evaluate its impact on the financial position and operating results of the Group. As at the date on which this form 20-F was filed, the Group was not aware of any material adverse effects on the financial statements as a result of the COVID-19 outbreak.
The Group has performed an evaluation of subsequent events through the date of this report, which is the date the financial statements were issued, no other material events or transactions needing recognition or disclosure found.